Provisions - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates if rates decrease by 25%	3.44%
Discount rate	3.69%	0.98%	0.33%
Actuarial assumption of discount rates if rates increase by 25%	3.94%
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net defined benefit liability if actuarial assumption of discount rates decrease by 25%	€ 282
Net defined benefit liability	270
Net defined benefit liability if actuarial assumption of discount rates increase by 25%	€ 258